Income Taxes (Details 8) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Operating Loss Carryforwards [Line Items]
Tax effect	$ 32,098
Taiwan operations [Member] | Expiration year 2016 to 2020 [Member]
Operating Loss Carryforwards [Line Items]
Deductible amount	78,349
Tax effect	$ 13,319
Expiration year (in years)	2016~2020
Taiwan operations [Member] | Expiration year 2021 to 2025 [Member]
Operating Loss Carryforwards [Line Items]
Deductible amount	$ 87,634
Tax effect	$ 14,898
Expiration year (in years)	2021~2025
Hong Kong Operations [Member]
Operating Loss Carryforwards [Line Items]
Deductible amount	$ 1,811
Tax effect	$ 299
Expiration year (in years)	Indefinitely
US operations [Member]
Operating Loss Carryforwards [Line Items]
Deductible amount	$ 9,084
Tax effect	$ 3,582
Expiration year (in years)	2024~2035